Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 year	Dec. 31, 2016 USD ($)
NOL and Tax Credit Carryforwards [Line Items]
Income tax penalties and interest accrued	$ 2.7	$ 2.7	$ 2.7
Foreign earnings inclusion, Global Intangible Low-Taxed Income (GILTI)		16.8	25.7
Repatriation of foreign earnings (GILTI starting in 2018)		3.5	5.4	$ 14.2
Estimate of federal limit on deductible interest expense		24.0
Restructuring		4.2	0.0	0.0
Benefit from re-measurement of indefinite lived deferred tax liabilities				2.6
Benefit from decrease in deferred tax asset valuation allowance				1.5
Number of years in cumulative loss profit position | year					3
Valuation allowance		(90.1)	(48.0)	(14.5)
Income (loss) before income taxes		241.6	247.7	(86.5)
Income from continuing operations before income taxes, domestic		190.2	190.8	(119.8)
Valuation allowance decrease due to change in judgment on the realizability of deferred tax assets	(41.9)	(45.1)
Accumulated other comprehensive loss, net of tax	1,201.7	1,201.7	1,133.8	1,027.8		$ 1,093.7
Tax expense for the recognition of a stranded deferred tax balance arising from deferred tax valuation allowances that was associated with a cash flow hedge portfolio	6.0
Transition tax expense			5.9
Impact of U.S. tax reform		0.0	5.9	(4.1)
Total deferred income tax assets	537.9	537.9	478.8
Net operating loss tax carryovers	264.4	264.4	307.5
Income tax refunds received		9.2	1.6	7.1
Deferred taxes for foreign withholding taxes	3.5	3.5
Unrecognized tax benefits classified within deferred taxes as a reduction of net operating loss carryforwards	11.5	11.5	12.1	11.7
Unrecognized tax benefits that would impact effective tax rate	3.0	3.0
Unrecognized tax benefits that will be recognized within 12 months of year end	2.0	2.0
Federal and State Deferred Tax Assets
NOL and Tax Credit Carryforwards [Line Items]
Valuation allowance			(46.3)
Accumulated Deferred Tax Asset Valuation Allowance
NOL and Tax Credit Carryforwards [Line Items]
Accumulated other comprehensive loss, net of tax	41.5	41.5	49.3	$ 28.8		$ 45.6
State [Member]
NOL and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	$ 11.0	$ 11.0
Tax Cuts and Jobs Act, Transition Tax Liability
NOL and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards			$ 28.2